COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various claims that arise in the ordinary course of business. Management believes that any liability of the Company that may arise out of or with respect to these matters will not materially adversely affect the financial position, results of operations, or cash flows of the Company.

Unproved Property Leases

As of October 31, 2023, the Company holds various leases related to the unproved properties of the South Salinas Project (see Note 5); two of the leases are held with the same lessor. The first lease, which covers 8,417 acres, was amended on May 27, 2022 to provide for an extension of then-current force majeure status for an additional, uncontested twelve months, during which the Company would be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022. The extension period commenced on June 19, 2022; as of October 31, 2023, the “force majeure” status has been extinguished by the drilling of the HV-1 well, and the validity of the lease is maintained by the drilling of the well, which is in production testing.

The second lease covers 160 acres of the South Salinas Project; it is currently held by delay rental and is renewed every three years. Until drilling commences, the Company is required to make delay rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the delay rental payment for the period from October 2022 through October 2023.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the South Salinas Project with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period February 2023 through February 2024. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period from March 2023 through March 2024.

As of October 31, 2023, the Company assessed the unproved properties of the South Salinas Project and those adjacent to it for impairment, analyzing future drilling plans, leasehold expiration and the existence of any known dry holes in the area. Management concluded there is no impairment allowance required as of the balance sheet date.

Board of Directors Compensation

On July 11, 2022, the Company’s Board of Directors approved compensation for each of the non-employee directors of the Company, which would be effective upon the consummation of the IPO. Such compensation is structured as follows: an annual retainer of $50,000 cash plus an additional $10,000 for each Board committee upon which the Director serves, each paid quarterly in arrears. Payment for this approved compensation commenced upon successful completion of the Company’s IPO and as of October 31, 2023, the Company has recognized $156,154 in directors’ fees.

Agreements with Advisors

On July 28, 2022, the Company entered into an agreement with Spartan Capital Securities, LLC (“Spartan”) whereby Spartan will serve as the exclusive agent, advisor or underwriter in any offering of securities of the Company for the term of the agreement, which is one year. The agreement provides for a $25,000 non-refundable advance upon execution of the agreement and completion of a bridge offering to be credited against the accountable expenses incurred by Spartan upon successful completion of the IPO, a cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO. For a period of 18 months following the July 28, 2023 expiration of the agreement, Spartan shall be entitled to receive the same 7.5% cash fee and 5% warrant coverage compensation under the “tail” terms of the agreement with respect to financing transactions the Company consummates with any party contacted or introduced by Spartan to the Company prior to the expiration of the Spartan agreement.

On April 20, 2023, pursuant to the agreement above, the Company issued representative warrants to Spartan to purchase up to an aggregate of 100,000 shares of common stock; these warrants may be exercised commencing from the closing of the Offering and expiring five years from the effective date of the registration statement at an exercise price of $3.30 (110% of the public offering price of the common stock).

Trio LLC – Monthly Consulting Fee

Pursuant to the Fourth Amendment to the Trio LLC PSA, the Company agreed, retroactively commencing on May 1, 2022, to accrue a monthly consulting fee of $35,000, due and payable by the Company to Trio LLC. This fee is intended to cover the work being done for the Company by Trio LLC’s employees prior to the closing date of the Company’s IPO. As of October 31, 2023, the Company has accrued and paid $406,000 in fees for these services.

On May 1, 2023, the Company entered into six employment agreements with Trio LLC employees; the agreements provide for compensation and restricted shares pursuant to the Plan (see Note 10) with a start date of May 1, 2023, provided that each individual continues to serve as an employee of Trio LLC on a part-time basis.